Note 5 - Property and Equipment (Details) - Property and Equipment (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment [Abstract]
Furniture and equipment		$ 2,038	$ 2,054
Leasehold improvements		318	313
Total property and equipment		2,356	2,367
Less accumulated depreciation and amortization	(2,031)	(2,002)	(2,001)
Total property and equipment, net	$ 332	$ 354	$ 366